EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings (loss) per share

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of US Dollars, except share and
	per share data)
Numerator:
Net income attributable to Canadian Solar Inc.—basic	$65,249	$99,572	$237,070
Dilutive effect of interest expense of convertible notes	—	4,649	4,683
Net income attributable to Canadian Solar Inc.—diluted	$65,249	$104,221	$241,753
Denominator:
Denominator for basic calculation—weighted average number of common shares—basic	57,524,349	58,167,004	58,914,540
Diluted effects of share number from share options and RSUs	534,714	547,821	543,797
Dilutive effects of share number from convertible notes	—	2,833,333	2,833,333
Denominator for diluted calculation—weighted average number of common shares—diluted	58,059,063	61,548,158	62,291,670
Basic earnings per share	$1.13	$1.71	$4.02
Diluted earnings per share	$1.12	$1.69	$3.88

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2016	2017	2018
Share options and RSUs	476,043	372,743	276,618